Income taxes :	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

18. Income taxes :

Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2009	2010	2011

France	$(11,439)	$(8,766)	$(8,582)

A reconciliation of income tax benefit (provision) computed at the French statutory rate ( 33.33%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2009	2010	2011

Income tax benefit (provision) computed at the French statutory rate	3,813	2,922	2,860
Deferred Tax Allowance	(3,813)	(2,922)	(2,860)
Withholding tax		-	-
Business Tax	-	(209)	(192)
Total	-	(209)	(192)

License fees, milestone and royalties payments may be subject to a withholding tax depending on the tax rules of the country in which the licensee is located. In December 2009, with effect from January 1, 2010 the French authorities abolished the previous business tax and introduced the "Contribution Economique Territoriale" comprised of two components. One of these components is based upon a measure of income and therefore results in income tax accounting. For the year ended December 31, 2010 and December 31, 2011 the amount of this component was $209,000 and $192,000 respectively.

Because our subsidiary realizes no taxable income, the Company does not incur any income taxes under United States jurisdiction.

Significant components of the Company's deferred taxes consist of the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Deferred income tax assets:
Net French taxable operating loss carry-forwards (not utilized)	50,069	53,230
Other deferred income tax assets	5,334	4,133
Valuation allowance	(54,964)	(57,105)
Net deferred income tax assets	440	258
Deferred income tax liabilities	(440)	(258)
Deferred income taxes, net	-	-

The Company has provided valuation allowances covering 100% of net deferred tax assets due to the Company's history of losses.

As of December 31, 2011, the Company had $159,706,000 in French net operating losses carry-forwards which have no expiration date.

The increase in available net operating losses carry-forwards in 2011 is due to a tax loss of $14,238,000. The French government provides tax credits to companies for spending on innovative research and development. Income tax benefits correspond to these French research tax credits, which are credited against income taxes payable in each of the four years after being incurred or, if not so utilized, are recoverable in cash. As of December 31, 2011, Flamel had total research tax credits receivable of $13,282,000. In December 2008, the Company obtained an advance from OSEO, a governmental agency supporting innovation, secured against the Research tax credits generated in fiscal years 2005, 2006 and 2007 (see Note 12.1). In 2011, the Company renewed this financing operation secured against the research tax credit generated for fiscal year 2010. Generally, if these credits are not applied against future income taxes, they will be received as cash payments in the fourth year after the credit is earned. At the beginning of 2009, the French government introduced a temporary measure consisting in early reimbursement of the research credit tax for fiscal year 2008. The measure was renewed by the French government for the fiscal year 2009 and the Company received the reimbursement for the fiscal year 2009 in June 2010.

The scheduled payments are shown in the following table

(In thousands of U.S. dollars)	December 31,
2012	79
Total current portion	79
2014	7,230
2015	5,973
Total long term portion	13,203
Total	13,282